Note 13 - Income Tax - Summary of Income Tax Expense from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current	$ 2,289	$ 2,651	$ 1,106
Deferred	(1,231)	1,989	78
Income tax expense	$ 1,058	$ 4,640	$ 1,184